AllianceBernstein National Municipal Income Fund, Inc.

Portfolio of Investments

January 31, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 158.8%
Long-Term Municipal Bonds – 158.8%
Alabama – 3.3%
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2046	$10,000	$10,598,305
Sumter County Industrial Development Authority/AL (Enviva, Inc.) Series 2022 6.00%, 07/15/2052	1,400	1,283,471

		11,881,776

Arizona – 1.7%
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2045	1,100	1,017,853
4.00%, 11/01/2050	2,855	2,571,995
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.25%, 12/01/2023	2,665	2,697,779

		6,287,627

Arkansas – 0.6%
Pulaski County Public Facilities Board (Baptist Health Obligated Group) Series 2014 5.00%, 12/01/2042	2,000	2,038,252

California – 13.1%
Alameda Corridor Transportation Authority Series 2022-A 0.00%, 10/01/2050	10,000	4,977,454
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	3,075	3,083,144
California Statewide Communities Development Authority (CHF-Irvine LLC) BAM Series 2021 3.00%, 05/15/2054	9,895	7,651,878
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.375%, 08/15/2057	2,000	2,166,819
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(a)	800	812,981
5.25%, 12/01/2056(a)	2,000	2,003,518

	Principal Amount (000)	U.S. $ Value

Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Series 2013-B 5.00%, 07/01/2034	$1,770	$1,787,998
Los Angeles Department of Water & Power System Revenue Series 2013-B 5.00%, 07/01/2030	10,000	10,102,932
Los Angeles Department of Water & Power Water System Revenue Series 2013-B 5.00%, 07/01/2032	3,840	3,879,047
State of California Series 2013 5.00%, 11/01/2030	5,800	5,905,655
Series 2020 4.00%, 03/01/2028	2,000	2,187,066
University of California Series 2013-A 5.00%, 05/15/2030	2,875	2,896,848

		47,455,340

Colorado – 2.1%
City & County of Denver CO. Airport System Revenue (Denver Intl Airport) Series 2013-B 5.25%, 11/15/2031	6,680	6,830,763
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	705	733,922

		7,564,685

Connecticut – 4.4%
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, Inc.) Series 2017-I1 5.00%, 07/01/2042	2,410	2,517,043
Connecticut State Health & Educational Facilities Authority (University of Hartford (The)) Series 2019 4.00%, 07/01/2049	1,500	1,211,073
State of Connecticut Series 2013-C 5.00%, 07/15/2027	7,165	7,251,874
Series 2013-E 5.00%, 08/15/2029	4,800	4,868,607

		15,848,597

	Principal Amount (000)	U.S. $ Value

District of Columbia – 1.7%
District of Columbia Series 2013-A 5.00%, 06/01/2029	$5,000	$5,041,670
Metropolitan Washington Airports Authority Aviation Revenue Series 2016-A 5.00%, 10/01/2035	1,000	1,051,613

		6,093,283

Florida – 9.1%
Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2014-A 5.00%, 12/01/2044	4,560	4,612,924
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 04/01/2033	1,000	1,022,719
County of Miami-Dade FL Series 2021 4.00%, 07/01/2050	6,355	6,336,508
Florida Development Finance Corp. (Cornerstone Charter Academy, Inc.) Series 2022 5.125%, 10/01/2052(a)	1,000	962,341
Florida Development Finance Corp. (Mater Academy Inc.) Series 2022-A 4.00%, 06/15/2052	3,250	2,644,439
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2055	2,500	2,422,200
Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.) Series 2017 5.00%, 03/01/2042	1,000	1,015,650
Halifax Hospital Medical Center Series 2015 5.00%, 06/01/2035 (Pre-refunded/ETM)	2,655	2,817,620
Palm Beach County Health Facilities Authority (Baptist Health South Florida Obligated Group) Series 2019 3.00%, 08/15/2044	8,000	6,315,234
Putnam County Development Authority/FL (Seminole Electric Cooperative, Inc.) Series 2018-A 5.00%, 03/15/2042	4,500	4,887,246

		33,036,881

Georgia – 2.9%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2036	4,170	3,956,917
City of Atlanta GA Department of Aviation Series 2014-B 5.00%, 01/01/2032	1,275	1,305,535

	Principal Amount (000)	U.S. $ Value

Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	$1,000	$963,821
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038	100	104,098
5.00%, 01/01/2048	160	163,046
5.00%, 01/01/2056	635	650,715
5.00%, 01/01/2059	165	166,712
Series 2021 4.00%, 01/01/2046	330	303,306
4.00%, 01/01/2051	2,375	2,210,423
5.00%, 01/01/2056	650	660,246

		10,484,819

Hawaii – 1.3%
County of Hawaii HI Series 2016-A 5.00%, 09/01/2029	2,065	2,233,656
State of Hawaii Airports System Revenue Series 2015-A 5.00%, 07/01/2045	2,500	2,550,042

		4,783,698

Illinois – 18.9%
Chicago O’Hare International Airport Series 2016-B 5.00%, 01/01/2041	8,000	8,318,754
Series 2016-C 5.00%, 01/01/2038	2,350	2,456,970
Series 2017-D 5.00%, 01/01/2042	6,500	6,717,840
Series 2022 4.625%, 01/01/2053	6,000	6,045,547
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2051	4,750	4,114,620
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015-A 5.00%, 11/15/2045	4,500	4,539,374
Illinois Finance Authority (University of Illinois) Series 2020 4.00%, 10/01/2055	3,565	2,988,881
Illinois State Toll Highway Authority Series 2015-B 5.00%, 01/01/2040	3,000	3,147,582
Metropolitan Pier & Exposition Authority Series 2020 5.00%, 06/15/2050	8,755	8,886,307
State of Illinois Series 2014 5.00%, 04/01/2030	1,655	1,683,524
5.00%, 05/01/2030	1,300	1,323,865
5.00%, 05/01/2033	1,150	1,168,181
5.00%, 02/01/2039	2,400	2,418,626
Series 2017-D 5.00%, 11/01/2028	5,000	5,362,914

	Principal Amount (000)	U.S. $ Value

Series 2018-A 5.00%, 10/01/2027	$1,000	$1,076,831
Series 2019-B 4.00%, 11/01/2036	3,595	3,556,152
4.00%, 11/01/2037	3,865	3,784,782
Village of Elk Grove Village IL Series 2017 5.00%, 01/01/2028	1,060	1,163,038

		68,753,788

Indiana – 0.8%
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	3,000	2,930,035

Iowa – 1.6%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2022 5.00%, 12/01/2050	5,000	5,022,799
Iowa Tobacco Settlement Authority Series 2021-A 4.00%, 06/01/2049	1,000	911,748

		5,934,547

Kansas – 1.4%
City of Lawrence KS (Lawrence Memorial Hospital/KS) Series 2018 5.00%, 07/01/2048	5,000	5,158,019

Kentucky – 0.0%
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	145	150,949

Louisiana – 0.8%
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.10%, 06/01/2037	235	230,116
2.20%, 06/01/2037	950	895,051
State of Louisiana Series 2016-D 5.00%, 09/01/2024	1,695	1,765,309

		2,890,476

	Principal Amount (000)	U.S. $ Value

Maryland – 2.5%
Maryland Economic Development Corp. (Maryland Economic Development Corp. Morgan View & Thurgood Marshall Student Hsg) Series 2022 6.00%, 07/01/2058	$2,000	$2,219,966
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2045	6,725	6,791,837

		9,011,803

Massachusetts – 0.2%
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2050	1,000	763,335

Michigan – 7.9%
Detroit City School District AGM Series 2001-A 6.00%, 05/01/2029	9,660	10,790,323
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) AGM Series 2018-A 5.00%, 07/01/2043	3,020	3,042,614
5.00%, 07/01/2048	10,000	10,074,882
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) AGM Series 2014-D1 5.00%, 07/01/2035	1,250	1,284,765
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2034	2,250	2,282,382
Plymouth Educational Center Charter School Series 2005 5.125%, 11/01/2023(b)	2,140	1,305,400

		28,780,366

Minnesota – 2.8%
City of Ramsey MN (Pact Charter School) Series 2022-A 5.00%, 06/01/2032	1,000	1,001,006
City of Rochester MN (Mayo Clinic) Series 2018 4.00%, 11/15/2048	3,000	3,011,510
Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018-A 5.00%, 02/15/2058	6,000	6,158,389

		10,170,905

Nebraska – 2.9%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2042	10,000	10,506,757

	Principal Amount (000)	U.S. $ Value

Nevada – 2.3%
Las Vegas Valley Water District Series 2022-A 4.00%, 06/01/2051	$8,645	$8,538,653

New Hampshire – 0.6%
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020-A 5.00%, 08/01/2059	2,000	2,182,497

New Jersey – 13.2%
City of Newark NJ AGM Series 2020-A 5.00%, 10/01/2027	2,200	2,445,097
Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2056	1,000	863,164
New Jersey Economic Development Authority Series 2014-P 5.00%, 06/15/2031 (Pre-refunded/ETM)	2,500	2,589,326
Series 2016-B 5.50%, 06/15/2030 (Pre-refunded/ETM)	5,000	5,617,108
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	1,000	1,011,683
New Jersey Health Care Facilities Financing Authority Series 2017 5.00%, 10/01/2036	2,500	2,653,392
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2014 5.00%, 07/01/2044	6,450	6,552,667
New Jersey Transportation Trust Fund Authority Series 2018-A 5.00%, 12/15/2033	3,370	3,719,259
Series 2019-B 4.00%, 06/15/2037	800	807,610
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	4,750	5,109,460
South Jersey Transportation Authority Series 2022 4.625%, 11/01/2047	1,000	1,017,145
Tobacco Settlement Financing Corp/NJ Series 2018-A 5.25%, 06/01/2046	8,990	9,392,445
Township of West Orange/NJ Series 2022-A 5.00%, 11/09/2023	6,000	6,112,772

		47,891,128

	Principal Amount (000)	U.S. $ Value

New York – 9.9%
Broome County Local Development Corp. (United Health Services Hospitals Obligated Group) AGM Series 2020 3.00%, 04/01/2045	$3,000	$2,377,105
City of New York NY Series 2020-J 5.00%, 08/01/2026	3,150	3,453,867
Metropolitan Transportation Authority Series 2014-B 5.25%, 11/15/2034	4,000	4,066,842
New York City Municipal Water Finance Authority Series 2013-D 5.00%, 06/15/2034	3,600	3,628,354
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2015A-1 5.00%, 08/01/2034	6,000	6,372,314
5.00%, 08/01/2037	4,000	4,223,298
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022 4.125%, 03/15/2056	4,000	3,946,926
Port Authority of New York & New Jersey Series 2013-178 5.00%, 12/01/2032	4,400	4,465,820
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	490	405,874
5.25%, 09/15/2042	205	166,458
5.25%, 09/15/2047	355	276,688
5.25%, 09/15/2053	760	571,742
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/2046	2,000	1,938,133

		35,893,421

North Carolina – 2.7%
North Carolina Medical Care Commission (Vidant Health Obligated Group) Series 2015 5.00%, 06/01/2045	4,445	4,491,540
North Carolina Turnpike Authority Series 2018 5.00%, 01/01/2040	5,000	5,275,167

		9,766,707

Ohio – 3.6%
Buckeye Tobacco Settlement Financing Authority Series 2020-A 3.00%, 06/01/2048	6,700	5,097,418
4.00%, 06/01/2048	2,000	1,838,312

	Principal Amount (000)	U.S. $ Value

City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2047	$1,800	$1,813,237
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	1,500	1,518,311
5.00%, 02/15/2052	2,240	2,185,929
Ohio Higher Educational Facility Commission (Kenyon College) Series 2020 4.00%, 07/01/2040	730	730,592

		13,183,799

Oklahoma – 2.5%
Oklahoma City Airport Trust Series 2018 5.00%, 07/01/2043	2,000	2,092,114
5.00%, 07/01/2047	5,000	5,180,472
Tulsa Airports Improvement Trust BAM Series 2015-A 5.00%, 06/01/2045 (Pre-refunded/ETM)	1,700	1,749,986

		9,022,572

Pennsylvania – 12.2%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2047	5,000	5,140,208
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	1,000	904,186
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	2,250	1,729,499
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 6.00%, 10/15/2052(a)	1,000	1,007,203
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2043	6,000	6,238,349
5.00%, 09/01/2048	7,250	7,481,766
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) AGM Series 2022 5.75%, 12/31/2062	7,500	8,236,537

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	$1,270	$1,297,534
5.00%, 12/31/2038	1,940	1,960,113
5.00%, 06/30/2042	6,060	6,079,659
Pennsylvania Turnpike Commission Series 2021-B 4.00%, 12/01/2043	3,200	3,219,378
Scranton School District/PA BAM Series 2017-E 4.00%, 12/01/2037	1,025	1,048,286

		44,342,718

Puerto Rico – 0.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2019-A 4.329%, 07/01/2040	615	588,753

South Carolina – 5.1%
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018-A 5.00%, 05/01/2048	5,900	6,106,364
South Carolina Ports Authority Series 2015 5.00%, 07/01/2045 (Pre-refunded/ETM)	5,000	5,246,008
South Carolina Public Service Authority Series 2016-B 5.00%, 12/01/2041	5,000	5,145,686
Series 2022 3.00%, 12/01/2046	1,132	881,040
3.00%, 12/01/2049	1,566	1,189,119

		18,568,217

South Dakota – 0.2%
County of Lincoln SD (Augustana College Association (The)) Series 2021 4.00%, 08/01/2061	1,000	780,809

Tennessee – 0.1%
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	145	144,766
4.00%, 08/01/2038	275	273,542

		418,308

Texas – 8.9%
Arlington Higher Education Finance Corp. Series 2014-A 5.00%, 08/15/2039 (Pre-refunded/ETM)	2,805	2,911,389
Baytown Municipal Development District (Baytown Municipal Development District Hotel Occupancy Tax) Series 2021 4.00%, 10/01/2050	2,910	2,461,598

	Principal Amount (000)	U.S. $ Value

City of Austin TX Water & Wastewater System Revenue Series 2013-A 5.00%, 11/15/2029	$5,000	$5,036,261
City of El Paso TX Series 2021-C 4.00%, 08/15/2047	10,540	10,433,533
Decatur Hospital Authority Series 2021 4.00%, 09/01/2044	2,000	1,691,528
Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2043	2,000	696,293
Zero Coupon, 12/01/2044	2,420	799,198
Zero Coupon, 12/01/2045	3,360	1,052,376
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Denton LLC) AGM Series 2018-A1 5.00%, 07/01/2038	500	518,466
5.00%, 07/01/2048	1,100	1,122,285
State of Texas Series 2014-A 5.00%, 10/01/2025	1,220	1,275,187
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 06/30/2043	3,000	3,045,707
Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2022 5.00%, 10/15/2057	1,000	1,110,342

		32,154,163

Utah – 2.0%
City of Salt Lake City UT Airport Revenue Series 2017-A 5.00%, 07/01/2047	4,500	4,629,634
Series 2018-A 5.00%, 07/01/2048	2,500	2,583,884

		7,213,518

Virginia – 3.8%
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2048	5,000	4,524,687
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 3.00%, 01/01/2041	11,945	9,457,416

		13,982,103

	Principal Amount (000)	U.S. $ Value

Washington – 0.6%
County of King WA Series 2021-A 5.00%, 12/01/2024	$1,250	$1,311,265
King County Rural Library District Series 2012 4.00%, 12/01/2023	825	836,413

		2,147,678

West Virginia – 1.1%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2018-A 5.00%, 06/01/2052	3,875	3,937,921

Wisconsin – 9.8%
Wisconsin Center District AGM Series 2020-C Zero Coupon, 12/15/2036	3,100	1,755,618
Zero Coupon, 12/15/2038	3,155	1,612,050
Zero Coupon, 12/15/2040	3,300	1,503,815
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2062	10,000	9,556,108
Wisconsin Public Finance Authority (CHF - Wilmington LLC) AGM Series 2018 5.00%, 07/01/2058	10,000	10,295,913
Wisconsin Public Finance Authority (Moses H Cone Memorial Hospital Obligated Group) Series 2022-A 5.00%, 10/01/2052	5,000	5,314,285
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2047	2,000	2,049,852
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2022 4.00%, 04/01/2052(a)	3,350	2,564,134
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2037	1,055	1,041,294

		35,693,069

Total Municipal Obligations (cost $594,553,849)		576,831,972

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.7%
Agency CMBS – 0.8%
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	1,117	1,132,464
Series 2021-1, Class A 3.50%, 11/20/2035	973	942,871

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	$976	$919,698

		2,995,033

Non-Agency Fixed Rate CMBS – 1.9%
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	770	777,928
Series 2022-1, Class A 4.375%, 09/20/2036	2,978	2,985,542
Series 2022-2, Class A 4.00%, 10/20/2036	2,988	2,895,099

		6,658,569

Total Commercial Mortgage-Backed Securities (cost $9,819,758)		9,653,602

	Shares

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(c) (d) (e) (cost $3,792,553)	3,792,553	3,792,553

Total Investments – 162.5% (cost $608,166,160)(f)		590,278,127
Other assets less liabilities – (62.5)%		(227,080,820)

Net Assets – 100.0%		$363,197,307

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2023, the aggregate market value of these securities amounted to $11,397,142 or 3.1% of net assets.

(b)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005 5.125%, 11/01/2023	11/30/2005	$2,138,219	$1,305,400	0.36%

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of January 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,127,417 and gross unrealized depreciation of investments was $(25,015,450), resulting in net unrealized depreciation of $(17,888,033).

As of January 31, 2023, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 11.5% and 0.3%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

ETM – Escrowed to Maturity

OSF – Order of St. Francis

AllianceBernstein National Municipal Income Fund, Inc.

January 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$576,831,972	$—	$576,831,972
Commercial Mortgage-Backed Securities	—	9,653,602	—	9,653,602
Short-Term Investments	3,792,553	—	—	3,792,553
Liabilities:
Variable Rate MuniFund Term Preferred Shares(a)	—	(232,079,123)	—	(232,079,123)

Total Investments in Securities	3,792,553	354,406,451	—	358,199,004
Other Financial Instruments(b)	—	—	—	—

Total	$3,792,553	$354,406,451	$—	$358,199,004

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2023 is as follows:

Fund	Market Value 10/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,218	$75,446	$72,871	$3,793	$96